--------------------------------------------------------------------------------
STEIN ROE ADVISOR FLOATING RATE FUNDS                 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

FEBRUARY 29, 2000











* STEIN ROE ADVISOR FLOATING RATE FUND
* STEIN ADVISOR FLOATING RATE ADVANTAGE FUND

PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:

I am pleased to present the 2000 semiannual report for Stein Roe Advisor Floating Rate Fund, now in its second year of operations, and Stein Roe Advisor Floating Rate Advantage Fund, which began operations in mid-January of this year.

The United States' economy has been very strong in recent months and entered 2000 moving at a fast pace, which has raised fears of higher inflation. This has led to higher short-term interest rates. The equity markets barely felt the impact of rising rates and continued to trade at or near record levels throughout much of the period. In the bond market, however, most prices fell as interest rates have increased in anticipation of more Federal Reserve interest rate hikes.

This rising-rate environment highlighted an important feature of the Advisor Floating Rate Funds. Both funds seek a high level of current income, while reducing the volatility of principal, by investing in floating-rate senior bank loans. Unlike fixed-income investments, the coupon rates on these loans are reset periodically to keep them in line with short-term interest rates. When rates escalate, the loans may adjust their coupons accordingly, so the principal value of the loans historically has remained relatively stable compared to fixed-rate bonds.

The outlook for the corporate loan market is very encouraging. The economy's strength shows no signs of abating soon, and companies are pursuing new loans to finance growth, fund leveraged buyouts, and finance mergers and acquisitions. With a large supply of loans available, the Funds can be more selective about the quality of the loans they buy while pursuing greater diversification.

In the following report, you will find detailed information about our performance and the strategies used during these past months.

As always, we thank you for choosing a Stein Roe Advisor fund and for the opportunity to serve your investment needs.

Sincerely,


/s/ Stephen E. Gibson

Stephen E. Gibson
President
April 12, 2000



Unlike floating rate loans, some fixed-income investments may be covered by FDIC Insurance or other guarantees relating to timely payment of principal and interest and some may provide tax benefits.

Because economic and market trends change frequently, there can be no assurance that the trends described in this report will continue or come to pass.



-----------------------------
NOT FDIC     MAY LOSE VALUE
INSURED    ------------------
           NO BANK GUARANTEE
-----------------------------

--------------------------------------------------------------------------------
     HIGHLIGHTS
--------------------------------------------------------------------------------

     *  LIBOR RATE CLIMBED TO 5.75%

        LIBOR is a benchmark for short-term interest rates on money lent to institutions. Historically, when interest rates on LIBOR have risen, interest rates on senior floating-rate bank loans have increased as well.

     *  BOND MARKET CONDITIONS WERE CHALLENGING

        The bond market suffered periods of considerable volatility over the past six months. Short-term interest rates increased due to concerns of inflation regarding higher oil prices and other commodities prices. While at the same time, long-term interest rate s declined due to the perception of lower supply of Treasurys.

     *  A MATURING CORPORATE LOAN MARKET.

        More companies are turning to bank loans as a means of financing their corporate funding needs. This is true for companies across a broad range of industries and market capitalizations.

     SEMIANNUAL REPORT: STEIN ROE ADVISOR FLOATING RATE FUND


--------------------------------------------------------------------------------
PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------


This Fund seeks to provide high current income while preserving capital by investing in variable-rate senior bank loans made to corporations, partnerships and others. Because these loans are below investment-grade and may involve greater risks, they historically have paid higher yields than U.S. Treasury bills or other short-term investments.

STRONG PERFORMANCE DURING THE PERIOD

Class A Shares of the Stein Roe Advisor Floating Rate Fund provided a total return of 3.65%, including reinvested dividends, during the six months ended February 29, 2000, without sales charge. The Fund's current SEC yield on these shares as of February 29 was 8.05%, without a sales charge.

The Fund outperformed its benchmark index, DLJ Leveraged Loan Index Plus, which generated a total return of 2.27% for the period. We attribute this strong performance to a favorable trend in interest rates and our emphasis on broad diversification and rigorous credit analysis.

HIGHER INTEREST RATES BOOSTED YIELD

The bank loans in the portfolio are adjustable-rate instruments that may adjust or reset their rates periodically. The Federal Reserve raised short-term rates twice during the six-month period, and loans in the portfolio reset their borrowing rates accordingly, resulting in higher income to the Fund.

RECORD LOAN VOLUME AIDED DIVERSIFICATION

The strong economy in the United States fueled record issuance of below investment-grade loans--$320 billion during calendar year 1999. This provided a wide variety of corporate loans in many industries and allowed us greater selectivity, providing increased diversification. Total holdings in the portfolio increased to 86 issuers from companies in 32 industries, up from 69 issuers and 23 industries last August. Although overall default rates on corporate loans rose during the period, the Fund was not impacted due to its lack of exposure to energy-related businesses and long-term healthcare.

NEW ECONOMY LOANS PLAYED IMPORTANT ROLE

Credit quality of the portfolio was quite stable during the period and benefited to some extent from investments in "new economy" loans to companies such as Nextel Corp and Semiconductor Group (1.84% and 0.46% of net assets, respectively). Nextel raised $5 billion through a bank loan during the six-month period. The company has a favorable credit profile with substantial growth opportunities. Semiconductor Group was formed through the leveraged buyout, by Texas Pacific Partners, of what was


NET ASSET VALUE PER SHARE ON 2/29/00

Class A                     $10.04
-----------------------------------
Class B                     $10.04
-----------------------------------
Class C                     $10.04
-----------------------------------
Class Z                     $10.04
-----------------------------------

DISTRIBUTIONS DECLARED PER SHARE FROM 11/1/99 TO 2/29/00

Class A                     $0.269
-----------------------------------
Class B                     $0.245
-----------------------------------
Class C                     $0.239
-----------------------------------
Class Z (from 9/1/99)       $0.407
-----------------------------------

30-DAY SEC YIELDS AS OF 2/29/00

Class A                      8.05%
-----------------------------------
Class B                      8.00%
-----------------------------------
Class C                      7.82%
-----------------------------------
Class Z                      8.71%
-----------------------------------

SEC yields reflect the portfolio's earning power net of expenses, expressed as an annualized percentage of the public offering price per share. If the Advisor had not waived or borne certain expenses, the SEC yields would have been lower.

previously Motorola's semiconductor business. Since the spin-off from Motorola, the company's fundamental business dramatically improved due to high semi-conductor prices. This has improved the company's credit profile.

BRIGHT PROSPECTS FOR CORPORATE LOAN MARKET

Looking ahead, we expect the economy will remain robust and the demand by businesses for financing will continue to grow. We also look for more signs of higher inflation and, as a result, a continuation of the trend toward higher interest rates. If this is the case, we believe more and more investors will view senior bank loans--with their potential for high income and a history of relative price stability--as a welcome addition to traditional fixed-income portfolios.


/s/ Brian Good                                    /s/ Jim Fellows


Mr. Brian Good, vice president of the Advisor, has been portfolio manager of Stein Roe Advisor Floating Rate Fund since 1998. Mr. Jim Fellows, vice president of the Advisor, has also been portfolio manager of Stein Roe Advisor Floating Rate Fund since 1998.

An investment in the Fund offers significant current income potential. However, the following could have the effect of reducing the net asset value (NAV) and distributions of the Fund:defaults on the loans held in the portfolio; non-payment of scheduled interest or principal payments; pre-payment of principal by borrowers resulting in a loan's replacement with a lower-yielding security, and the valuation of the portfolio's holdings.

The Fund is a continuously-offered, closed-end mutual fund and provides limited liquidity through a quarterly tender offer between 5% and 25% of outstanding shares. Each quarter, the Fund's Trustee's must approve the actual tender amount. Please read the prospectus carefully before investing or sending money.


              STEIN ROE ADVISOR FLOATING RATE FUND PERFORMANCE VS.
                DLJ LEVERAGED LOAN INDEX PLUS: 8/31/99 - 2/29/00


                                   [BAR CHART]


Stein Roe Advisor Floating Rate Fund, Class A without sales charge      3.65%
DLJ Leveraged Loan Index Plus                                           2.27%


Past performance cannot predict future results and values of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions.


TOP FIVE SECTOR BREAKDOWNS AS OF 2/29/00

Telecommunications sector                    9.4%
Health, Education and Childcare              6.0%
Automotive                                   5.5%
Ecological                                   4.7%
Building & Real Estate                       4.6%


Sector breakdowns are calculated as a percentage of total net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain this breakdown in the future.

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/29/00

Share Class                    A                            B                           C                     Z

Inception                   11/1/99                      11/1/99                     11/1/99               12/17/98
-----------------------------------------------------------------------------------------------------------------------
                    Without      With Sales      Without        With Sales     Without      With Sales     Without
                  Sales Charge     Charge     Sales Charge        Charge     Sales Charge     Charge    Sales Charge
-----------------------------------------------------------------------------------------------------------------------
Six months           3.65%          (0.02)%       3.41%           0.17%         3.35%          2.35%        3.81%
(cumulative)
-----------------------------------------------------------------------------------------------------------------------
1 year               7.70            3.98         7.45            4.20          7.39           6.39         7.86
-----------------------------------------------------------------------------------------------------------------------
Life of Fund         7.80            4.66         7.58            5.11          7.53           7.53         7.93
-----------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99

Share Class                   A                           B                            C                       Z
-----------------------------------------------------------------------------------------------------------------------
                    Without      With Sales     Without       With Sales      Without      With Sales       Without
                 Sales Charge      Charge     Sales Charge      Charge     Sales Charge      Charge      Sales Charge
-----------------------------------------------------------------------------------------------------------------------
Six months           3.08%         (0.56)%        2.90%         (0.32)%       2.87%           1.88%          3.18%
(cumulative)
-----------------------------------------------------------------------------------------------------------------------
1 year               7.68           3.94          7.49           4.24         7.46            6.46           7.77
-----------------------------------------------------------------------------------------------------------------------
Life of Fund         7.52           3.91          7.34           4.45         7.31            7.31           7.61
-----------------------------------------------------------------------------------------------------------------------



Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 3.50% charge for Class A shares and the early withdrawal charge
(EWC) maximum charge of 3.25% for one year and 3% for Life of Fund for Class B shares and 1% for one year for Class C shares. The above performance does not reflect the reduced maximum sales charge of 1.50% payable on Class A shares during the period from February 1 through April 30, 2000. Had performance been adjusted to reflect this lower sales charge, the "with sales charge"performance would have been higher. Please refer to the prospectus supplement dated February 1, 2000 for more details. Performance results reflect any voluntary waivers or reimbursements of Fund expenses by the Advisor of its affiliates. Absent these waivers and reimbursement arrangements, performance results would have been lower. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class A, B, and C (newer share classes) performance information includes returns of the Fund's Class Z shares (the oldest existing class) for period prior to the inception of the newer class shares. These Class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class Z shares and the newer class shares. Had the expense differential been reflected, the returns for periods prior to the inception of Class A, B and C shares would have been lower.

SEMIANNUAL REPORT: STEIN ROE ADVISOR FLOATING RATE ADVANTAGE FUND


--------------------------------------------------------------------------------
PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

A POSITIVE START

The Stein Roe Advisor Floating Rate Advantage Fund commenced operations on January 13, 2000. Class A shares of the Fund generated a total return for the six weeks through February 29 of 1.42%, without a sales charge, including reinvested dividends.

RISING INTEREST RATES A KEY CONTRIBUTOR TO RESULTS

The Federal Reserve boosted short-term interest rates by 0.25% in February 2000. This, in turn, helped to boost the Fund's yield, since the bank loans in which we invest adjust their coupons regularly to reflect changes in short-rate benchmarks like the London Interbank Offering Rate (LIBOR) or the U.S. Prime Rate.

Since we may borrow up to one-third of the Fund's total assets to invest in loans, rising rates also translated to higher costs for the Fund but ultimately had little effect on the Fund's returns. Since both the cost of funds and the loan interest income adjusted when rates ratcheted upward, the impact on yield was minimal. Please bear in mind that leverage, or the use of borrowed funds, may make the Fund's price more volatile.

LARGE, VARIED SUPPLY OF LOANS GOOD FOR DIVERSIFICATION

The robust U.S. economy triggered higher demand by corporations, partnerships, and others for loans to fund leveraged buyouts, mergers, acquisitions and internal growth. Below investment-grade issuance reached an all-time record of $320 billion in 1999. The abundance of senior loans available allowed us to be very selective in building the initial portfolio and to ensure that it was broadly diversified. At the end of the period, the portfolio's total net assets of $26.7 million were spread among loans from 25 issuers in 19 industries.

ATTRACTIVE INVESTMENT OPPORTUNITIES IN TECHNOLOGY AND TELECOMMUNICATIONS

The technology and communications industries presented attractive options for investment. We were particularly drawn to offerings in the telecommunications, wireless communications, cable TV and broadcasting subsectors. For instance, we invested in a senior loan issued to Cincinnati Bell (3.79% of net assets), a local exchange carrier (i.e., local phone company), to fund the purchase of CLEC, a start-up telecommunications company.

We also saw opportunities to invest in basic industries. One holding in the portfolio is a floating-rate senior loan to Kansas City Southern Railway (3.77% of net assets), which owns and operates railroads.


NET ASSET VALUE PER SHARE ON 2/29/00

Class A                    $12.17
-----------------------------------
Class B                    $12.16
-----------------------------------
Class C                    $12.16
-----------------------------------
Class Z                    $12.17
-----------------------------------

TOP FIVE SECTOR BREAKDOWNS AS OF 2/29/00

Telecommunications Cellular                  13.1%
Ecological                                    9.1%
Finance                                       7.8%
Chemicals, Plastics and Rubber                7.3%
Telecommunications Services                   6.3%


Sector breakdowns are calculated as a percentage of total net assets. Because the Fund is actively managed, there can be no guarantee the Fund will maintain this breakdown in the future.

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

POSITIVE INVESTMENT OUTLOOK FOR THE REMAINDER OF FISCAL 2000

We're very encouraged about the outlook for this marketplace. The continued economic expansion is likely to keep business demand for loans growing. Many "old economy" providers of basic goods and services have seen their stock prices beaten down in the "new," technology-oriented economy. If this continues, we look for managements to take their companies private through bank financings. Add this to the demand driven by healthy mergers-and-acquisitions activity and we foresee many positive investment opportunities for the Fund.

We also look for more inflationary pressures, higher interest rates, and volatility in the bond markets. In such a scenario, the relative price stability and consistent yield potential of floating-rate senior loans should make them even more attractive to investors.


/s/ Brian Good                               /s/ Jim Fellows

Mr. Brian Good, vice president of the Advisor, has been portfolio manager of Stein Roe Advisor Floating Rate Advantage Fund since 1998. Mr. Jim Fellows, vice president of the Advisor, has also been portfolio manager of Stein Roe Advisor Floating Rate Advantage Fund since 1998.

An investment in the Fund offers significant current income potential. However, the following could have the effect of reducing the net asset value (NAV) and distributions of the Fund:defaults on the loans held in the portfolio; non-payment of scheduled interest or principal payments; pre-payment of principal by borrowers resulting in a loan's replacement with a lower-yielding security, and the valuation of the portfolio's holdings.

The Fund is a continuously-offered, closed-end mutual fund and provides limited liquidity through a quarterly tender offer for between 5% and 25% of outstanding shares. Each quarter, the Fund's trustees must approve the actual tender amount. Please read the prospectus carefully before investing or sending money.


CUMULATIVE TOTAL RETURNS AS OF 2/29/00

Share Class                    A                            B                               C                     Z

Inception                   1/13/00                      1/13/00                         1/13/00               1/13/00
-----------------------------------------------------------------------------------------------------------------------
                     Without     With Sales       Without       With Sales        Without       With Sales     Without
                  Sales Charge     Charge      Sales Charge       Charge        Sales Charge      Charge    Sales Charge
-----------------------------------------------------------------------------------------------------------------------
Life of Fund          1.42%        (2.17)%         1.33           (1.92)%          1.33%           0.33%         1.42%
-----------------------------------------------------------------------------------------------------------------------

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 3.50% charge for Class A shares and the maximum early withdrawal charge (EWC) of 3.25% for Life of Fund for Class B shares and 1% for Life of Fund for Class C shares. The above performance does not reflect the reduced maximum sales charge of 1.50% payable on Class A shares during the period from February 1 through April 30, 2000. Had performance been adjusted to reflect this lower sales charge, the "with sales charge"performance would have been higher. Please refer to the prospectus supplement dated February 1, 2000 for more details. Performance results reflect any voluntary waivers or reimbursement arrangements of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

--------------------------------------------------------------------------------
STEIN ROE FLOATING RATE LIMITED LIABILITY COMPANY INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
February 29, 2000 (Unaudited)
(In thousands)

VARIABLE RATE SENIOR LOAN
INTERESTS (a)(b) - 83.6%                                  Par           Value
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 1.4%
Decrane Aircraft Holdings:
  Term B      9/30/05                                   $1,980         $ 1,989
  Term C      4/30/06                                      993             997
                                                                       -------
                                                                         2,986
                                                                       -------
AUTOMOTIVE - 5.5%
Blackstone Capital Co.,
  Term       11/28/00                                    1,514           1,512
Blackstone Wasserstein Holdings,
  Term        11/28/00                                   1,486           1,484
J.L. French Automotive,
  Term B      10/8/05                                    1,579           1,585
Key Plastics, Inc.,
  Term B    12/31/05                                     1,489           1,491
Meridian Automotive,
  Term B      5/30/06                                    2,000           2,003
Stoneridge, Inc.,
  Term B    12/30/05                                     1,980           1,996
Venture Holdings Trust,
  Term B      6/20/05                                    1,990           1,988
                                                                       -------
                                                                        12,059
                                                                       -------
BANKING - 1.3%
Sovereign Bancorp,
  Term        11/14/03                                   2,825           2,852
                                                                       -------
BEVERAGE, FOOD AND TOBACCO - 2.7%
American Seafoods Holdings,
  Term B    12/31/05                                     5,000           5,035
United Signature Foods,
  Term C      2/28/05                                      998           1,001
                                                                       -------
                                                                         6,036
                                                                       -------
BROADCASTING - 2.1%
Comcorp Broadcasting, Inc.,
  Term B      6/30/07                                    1,344           1,344
RCN Corp.,
  Term B      4/29/07                                    2,000           2,016
White Knight Broadcasting,
  Term B      6/30/07                                    1,365           1,365
                                                                       -------
                                                                         4,725
                                                                       -------
BUILDING & REAL ESTATE - 4.6%
Juno Lighting,
  Term B        5/1/06                                   1,310           1,309
NATG Holdings LLC,
  Term B    12/14/06                                     3,934           3,951
Pebble Beach Co.,
  Term B      6/30/06                                      799             802
Prison Realty Trust:
  Term B    12/31/02                                     3,000           3,000
  Delayed Term C 12/31/02                                  995             998
                                                                       -------
                                                                        10,060
                                                                       -------
CARGO TRANSPORT - 2.8%
Evergreen International Aviation,
  Term B-1  5/19/03                                      1,000           1,000
Gemini Air,
  Term A    12/31/02                                     1,000             998
Kansas City Southern Railway,
  Term B    12/31/06                                     1,000           1,005
RailAmerica, Inc.,
  Term B    12/31/06                                   $ 3,000         $ 3,019
Transportation Technology,
  Term B      4/29/05                                      199             200
                                                                       -------
                                                                         6,222
                                                                       -------
CHEMICALS, PLASTICS AND RUBBER - 2.1%
Huntsman Chemicals:
  Term B      6/30/07                                      500             504
  Term C      6/30/08                                      500             504
Lyondell Petrochemical Co.,
  Term E      5/20/06                                    3,474           3,580
                                                                       -------
                                                                         4,588
                                                                       -------
CONTAINERS, PACKAGING AND GLASS - 1.2%
Stone Container,
  Term E      10/1/03                                    2,726           2,732
                                                                       -------
DIVERSIFIED MANUFACTURING - 4.4%
Freedom Forge Corp.,
  Term        12/31/04                                   1,093           1,093
General Cable Corp.,
  Term B      5/30/06                                      895             897
Polypore, Inc.,
  Term B    12/31/06                                     2,000           2,007
Superior Telecom, Inc.,
  Term B    11/27/05                                     1,955           1,970
Thermadyne Holdings Corp.:
  Term B      5/22/06                                    1,953           1,895
  Term C      5/22/05                                    1,953           1,894
                                                                       -------
                                                                         9,756
                                                                       -------
DIVERSIFIED SERVICES - 1.5%
Concerta Managed Care:
  Term B      6/30/06                                      663             623
  Term C      6/30/07                                      332             312
Enterprise Profit Solutions,
  Term A        9/1/01                                     936             940
URS Corp.:
  Term B      6/18/06                                      746             747
  Term C      6/18/07                                      746             747
                                                                       -------
                                                                         3,369
                                                                       -------
ECOLOGICAL - 4.7%
Allied Waste:
  Term B      7/21/06                                    2,046           1,977
  Term C      7/21/07                                    2,454           2,372
Environmental Systems Products Holdings,
  Term B      9/30/05                                    1,980           1,881
Stericycle Inc.,
  Term         12/1/06                                   4,000           4,035
                                                                       -------
                                                                        10,265
                                                                       -------
ELECTRONICS - 4.5%
Bridge Information Systems:
  Term B      5/29/05                                    2,867           2,782
  Multidraw5/29/03                                       1,641           1,526
Integrated Circuit Systems,
  Term B      6/30/07                                    2,612           2,606
Intersil Corp,
  Term B      6/30/05                                    1,000           1,005

--------------------------------------------------------------------------------
STEIN ROE FLOATING RATE LIMITED LIABILITY COMPANY INVESTMENT PORTFOLIO
(CONTINUED)
--------------------------------------------------------------------------------
February 29, 2000 (Unaudited)
(In thousands)

VARIABLE RATE SENIOR LOAN
INTERESTS (CONTINUED)                                     PAR           VALUE
--------------------------------------------------------------------------------
Knowles Electronics, Inc.,
  Term B      6/29/07                                  $ 1,000         $ 1,001
Semiconductor Components Group:
  Term B      7/31/06                                      481             486
  Term C      7/31/07                                      519             523
                                                                       -------
                                                                         9,929
                                                                       -------
FARMING AND AGRICULTURE - 1.3%
Quality Stores,
  Term B      4/30/06                                    2,974           2,976
                                                                       -------
FINANCE - 1.1%
Outsourcing Solution, Inc.,
  Term B      5/31/06                                    2,494           2,499
                                                                       -------
GROCERY - 2.0%
Big V Supermarket,
  Term B      8/10/03                                    2,475           2,468
Pantry Inc.,
  Term B      1/31/06                                    1,980           1,990
                                                                       -------
                                                                         4,458
                                                                       -------
HEALTH, EDUCATION AND CHILDCARE - 6.0%
Columbia-Healthone LLC,
  Term B      7/21/05                                    1,986           1,989
Dade Behring:
  Term B      6/30/07                                      498             499
  Term C      6/30/06                                      498             499
King Pharmaceutical, Inc.,
  Term B    12/18/06                                     1,980           2,003
Quest Diagnostics:
  Term B      3/22/06                                      520             525
  Term C      3/22/07                                      480             485
Stryker Corp.:
  Term B      12/4/05                                      722             725
  Term C      12/4/06                                    1,402           1,408
Vanguard Health Systems, Inc.,
  Term B        2/1/06                                   5,000           5,012
                                                                       -------
                                                                        13,145
                                                                       -------
HOME AND OFFICE FURNITURE - 0.9%
Rent-A-Center, Inc.:
  Term B      1/31/06                                      652             650
  Term C      1/31/07                                      797             795
Simmons Co.,
  Term B      9/30/05                                      424             425
                                                                       -------
                                                                         1,870
                                                                       -------
HOTELS - 0.5%
Wyndham International,
  Term B      3/31/03                                    1,000             975
                                                                       -------
INSURANCE - 0.9%
Willis Corroon Group PLC LN:
  Term C    11/19/06                                       970             973
  Term D    11/19/07                                       970             973
                                                                       -------
                                                                         1,946
                                                                       -------
LEISURE/AMUSEMENT/MOTION PICTURE/ENTERTAINMENT - 4.3%
AMF Bowling Group:
  Axel A      3/31/03                                  $ 2,553         $ 2,377
  Term A      3/31/02                                      107             101
  Axel B      3/31/04                                    1,342           1,251
Six Flags Theme Parks, Inc.,
  Term        11/30/05                                   1,500           1,508
SFX Entertainment,
  Term         6/30/06                                   3,000           2,987
United Artists Theatre Co.:
  Term B      4/21/06                                      825             560
  Term C      4/21/07                                    1,122             762
                                                                       -------
                                                                         9,546
                                                                       -------
MACHINERY - 0.9%
SPX Corp.,
  Term A      9/30/04                                    1,915           1,917
Mining/Steel/Iron/Metals - 0.9%
Ispat Inland, Inc.:
  Term B      7/16/05                                      990             989
  Term C      7/16/06                                      990             989
                                                                       -------
                                                                         1,978
                                                                       -------
PERSONAL TRANSPORTATION - 1.1%
Avis Rent A Car:
  Term B        6/8/06                                     500             502
  Term C        6/8/07                                     500             502
Motor Coach Industries,
  Term B      6/16/06                                    1,493           1,493
                                                                       -------
                                                                         2,497
                                                                       -------
PERSONAL AND NON DURABLE GOODS - 1.8%
Weight Watchers International, Inc.:
  Term B-1  9/29/06                                      3,537           3,552
  Term B      9/29/06                                      463             466
                                                                       -------
                                                                         4,018
PERSONAL, FOOD, AND MISCELLANEOUS - 0.2%
American Safety Razor,
  Term B      1/31/05                                      474             477
                                                                       -------
PRINTING, PUBLISHING AND BROADCASTING - 4.4%
American Media, Inc.,
  Term B        4/1/07                                   3,000           3,003
Bear Island Paper,
  Term       12/31/05                                      296             296
DIMAC Corp.:
  Term B      6/30/06                                      571             500
  Term C    12/30/06                                       429             375
Merrill Corporation,
  Term B    11/30/07                                     2,494           2,509
Weekly Reader, Inc.,
  Term B    11/30/06                                     2,993           3,019
                                                                       -------
                                                                         9,702
                                                                       -------

--------------------------------------------------------------------------------
STEIN ROE FLOATING RATE LIMITED LIABILITY COMPANY INVESTMENT PORTFOLIO
(CONTINUED)
--------------------------------------------------------------------------------
February 29, 2000 (Unaudited)
(In thousands)


VARIABLE RATE SENIOR LOAN
INTERESTS (CONTINUED)                                     PAR           VALUE
--------------------------------------------------------------------------------
RETAIL STORES - 2.7%
Duane Reade,
  Term C      2/15/06                                  $ 2,970        $  2,968
Shoppers Acquisition Corp.:
  Term C        2/4/08                                   1,500           1,509
  Term E        2/4/08                                   1,500           1,509
                                                                      --------
                                                                         5,986
                                                                      --------
TELECOMMUNICATIONS-CELLULAR - 9.4%
Alec Acquisition Corp.:
  Term B      11/4/07                                    1,579           1,583
  Term C      5/14/08                                    1,421           1,425
Centennial Puerto Rico:
  Term B      5/31/07                                    3,488           3,512
  Term C    11/30/07                                       988             995
Dobson-Sygnet:
  Term C    12/23/07                                       990             997
  Term B      3/23/07                                      975             983
Dobson Operating Co.,
  Term B    12/31/07                                     2,125           2,142
Nextel Finance Co., Inc.:
  Term B      6/30/08                                      750             760
  Term C    12/31/08                                       750             760
Nextel Partners, Inc.,
  Term         1/29/08                                   2,500           2,535
Voicestream PCS Holdings,
  Term B      2/25/09                                    5,000           5,036
                                                                      --------
                                                                        20,728
                                                                      --------
TELECOMMUNICATIONS EQUIPMENT - 1.8%
American Towers,
  Term B    12/31/07                                     4,000           4,034
                                                                      --------
TELECOMMUNICATIONS SERVICES - 3.7%
Cincinnati Bell, Inc.:
  Term B-1  11/2/06                                        556             560
  Term B-2  11/2/06                                        444             448
ICG Communications, Inc.,
  Term B      3/31/06                                      995             997
KMC Telecom, Inc.,
  Term          7/1/07                                   2,000           2,001
Nextlink Communications Corp.,
  Term B    10/31/05                                     4,000           4,045
                                                                      --------
                                                                         8,051
                                                                      --------
TEXTILES AND LEATHER - 0.9%
Synthetic Industries,
  Term B    12/14/07                                     2,000           2,005
                                                                      --------
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
  (cost of $184,776) (c)                                               184,387
                                                                      --------
SHORT TERM OBLIGATIONS - 15.9%
BP Capital PLC,
  5.820%    03/01/00                                     6,000           6,000
Coca-Cola Enterprises,
  5.800%    03/01/00                                     8,410           8,410
Dow Chemical,
  5.820%    03/01/00                                     5,000           5,000
Fortune Brands,
  5.830%    03/01/00                                     6,000           6,000
General Dynamics,
  5.850%    03/01/00                                   $ 3,100        $  3,100
MCI Worldcom,
  5.880%    03/01/00                                     1,550           1,550
Receivables Capital,
  5.800%    03/01/00                                     4,900           4,900
                                                                      --------

TOTAL SHORT-TERM OBLIGATIONS                                            34,960
                                                                      --------
OTHER ASSETS AND LIABILITIES, NET - 0.5%                                 1,134
                                                                      --------
NET ASSETS 100.0%                                                     $220,481
                                                                      ========

NOTES TO INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
(a) Senior Loans in the Trust's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the trust's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Trust's portfolio may be substantially less than the stated maturities shown. Although the Trust is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Trust estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

(b) Senior Loans in which the Trust invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ("LIBOR") and (iii) the certificate of deposit rate. Senior loans are generally considered to be restricted in that the Trust ordinaril y is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(c) Cost for federal income tax purposes is the same. Net unrealized depreciation was $389, consisting of gross unrealized appreciation of $962 and gross unrealized depreciation of $1,351.


See notes to financial statements.
                                                                               9

--------------------------------------------------------------------------------
STEIN ROE FLOATING RATE LIMITED LIABILITY COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
February 29, 2000 (Unaudited)
(In thousands)
ASSETS
Investments, at market value (cost $219,736)                         $219,347
Interest and fees receivable                                            1,646
Cash                                                                       10
                                                                     --------
  Total Assets                                                        221,003

LIABILITIES
Deferred facility fees                                                    419
Payable to Advisor                                                         79
Other                                                                      24
                                                                     --------
  Total Liabilities                                                       522
                                                                     --------
  Net assets applicable to investors' beneficial
    interest                                                         $220,481
                                                                     ========

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Six Months Ended February 29, 2000 (Unaudited)
(In thousands)

INVESTMENT INCOME
Interest                                                             $  6,689
Fee income                                                                102
                                                                     --------
                                                                        6,791
EXPENSES
Management fee                                                            325
Audit & legal fee
Accounting fee                                                             14
Transfer agent fees                                                         3
Custodian & other fees                                                     26
                                                                     --------
                                                                          376
                                                                     --------
  Net Investment Income                                                 6,415
                                                                     --------
NET REALIZED & UNREALIZED GAIN (LOSS)
ON PORTFOLIO POSITIONS
Net realized gain                                                         223
Net change in unrealized appreciation/depreciation                       (666)
                                                                     --------
  Net Loss                                                               (443)
                                                                     --------
Increase in Net Assets from
  Operations                                                         $  5,972
                                                                     ========


--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                               (UNAUDITED)
                                                SIX MONTHS      PERIOD ENDED
                                            ENDED FEBRUARY 29     AUGUST 31,
                                            -----------------   ------------
                                                  2000             1999(a)
                                            -----------------   ------------
(In thousands)
OPERATIONS
Net investment income                            $ 6,415         $  4,274
Net realized gain                                    223               38
Net change in unrealized appreciation/
  depreciation                                      (666)             277
                                                 -------         --------
    Net Increase from Operations                   5,972            4,589
                                                 -------         --------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
Contributions                                     90,119          124.223
Withdrawals                                       (3,903)            (519)
                                                 -------         --------
Net increase from transactions in
  investors' beneficial interest                  86,216          123,704
                                                 -------         --------
Total Increase                                    92,188          128,293

TOTAL NET ASSETS
Beginning of period                              128,293               --
                                                 -------         --------
End of period                                   $220,481         $128,293
                                                ========         ========


(a)  The Fund commenced investment operations on December 17, 1998.


10  See notes to financial statements.

--------------------------------------------------------------------------------
STEIN ROE ADVISOR FLOATING RATE FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

February 29, 2000 (Unaudited)
(In thousands except for per share amounts and footnotes)
ASSETS
Investment in SR Floating Rate LLC Portfolio,
  at value                                                        $48,830
Receivable for:
  Fund shares sold                                                  4,635
  Expense reimbursement due from Advisor                               14
Other                                                                  69
                                                                  -------
  Total Assets                                                     53,548
                                                                  -------
LIABILITIES
Payable for:
  Distributions                                                        73
Accrued:
  Administration fee                                                    6
  Transfer agent fee                                                    5
  Bookkeeping fee                                                       3
  Distribution fee - Class B                                            2
  Distribution fee - Class C                                            3
Other                                                                   2
                                                                  -------
  Total Liabilities                                                    94
                                                                  -------
NET ASSETS                                                        $53,452
                                                                  =======
Net asset value & redemption price per share -
Class A ($15,927/1,587)                                           $ 10.04(a)
                                                                  -------
Maximum offering price per share -
Class A ($10.04/0.9525)                                           $ 10.15(b)
                                                                  -------
Net asset value & redemption price per share -
Class B ($17,312/1,725)                                           $ 10.04(a)
                                                                  -------
Net asset value & redemption price per share -
Class C ($14,937/1,488)                                           $ 10.04(a)
                                                                  -------
Net asset value, offering & redemption price
per share - Class Z ($5,276/526)                                  $ 10.04
                                                                  -------
COMPOSITION OF NET ASSETS
Paid-in capital                                                   $53,424
Accumulated net realized gain                                          72
Net unrealized depreciation                                           (44)
                                                                  -------
                                                                  $53,452
                                                                  =======

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)  On sales of $50,000 or more the offering price is reduced.


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

For the Six Months Ended February 29, 2000 (Unaudited)
(In thousands)

INVESTMENT INCOME
Interest allocated from SR Floating Rate
  LLC Portfolio                                                      $499
Fees allocated from SR Floating Rate
  LLC Portfolio                                                        (a)
  Total Investment Income                                             499
                                                                     ----
EXPENSES
Expenses allocated from SR Floating Rate
  LLC Portfolio                                        $27
Audit & legal fees                                      13
Bookeeping fee                                          13
Administration fee                                      11
Distribution fee - Class A                               1
Distribution fee - Class B                               9
Distribution fee - Class C                              11
Service fee - Class A                                    3
Service fee - Class B                                    5
Service fee - Class C                                    4
Transfer agent fee                                       9
Trustees fee                                             5
Custodian & other fees                                  20
                                                       131
                                                       ---
Fees and expenses waived or
  borne by the Advisor                                 (52)            79
                                                       ---           ----
  Net Investment Income                                               420
                                                                     ----
NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
ALLOCATED FROM SR FLOATING RATE LLC PORTFOLIO
Net realized gain (loss) on investments allocated
  from SR Floating Rate LLC Portfolio                   72
Net change in unrealized appreciation/
  depreciation                                         (45)
    Net Gain                                                           27
                                                                     ----
    Increase in Net Assets
     from Operations                                                 $447
                                                                     ====

(a)  Rounds to less than one.

See notes to financial statements.

--------------------------------------------------------------------------------
STEIN ROE ADVISOR FLOATING RATE FUND--STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                (UNAUDITED)
                                                SIX MONTHS       PERIOD ENDED
                                             ENDED FEBRUARY 29    AUGUST 31,
                                             -----------------  -------------
                                                   2000             1999(a)
                                             -----------------  -------------
(In thousands)
OPERATIONS
Net investment income                            $    420           $ 30
Net realized gain (loss) on investments
  allocated from SR Floating Rate
  LLCPortfolio                                         72             (a)
Net change in unrealized
  appreciation/depreciation                           (45)             1
    Net Increase from Operations                      447             31
                                                 --------           ----
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income - Class A                  (98)            --
From net investment income - Class B                 (152)            --
From net investment income - Class C                 (126)            --
From net investment income - Class Z                  (44)           (30)
                                                       27              1
                                                 --------           ----
SHARE TRANSACTIONS
Receipts for shares sold - Class A                 15,849             --
Value of distributions
  reinvested - Class A                                 69             --
Cost of shares repurchased - Class A                   --             --
                                                 --------           ----
                                                   15,918             --
                                                 --------           ----
Receipts for shares sold - Class B                 17,221             --
Value of distributions
  reinvested - Class B                                 82             --
Cost of shares repurchased - Class B                  (b)             --
                                                 --------           ----
                                                   17,303             --
                                                 --------           ----
Receipts for shares sold - Class C                 14,868             --
Value of distributions
  reinvested - Class C                                 60             --
Cost of shares repurchased - Class C                  (b)             --
                                                 --------           ----
                                                   14,928             --
                                                 --------           ----
Receipts for shares sold - Class Z                  5,276            912
Value of distributions
  reinvested - Class Z                                 19             23
Cost of shares repurchased - Class Z                 (912)           (43)
                                                 --------           ----
                                                    4,383            892
                                                 --------           ----
    Net Increase from Fund Share
    Transactions                                   52,532            892
                                                 --------           ----
    Total Increase                                 52,559            893
                                                 --------           ----
Total Net Assets
Beginning of period                                   893             --
                                                 --------           ----
End of period                                    $ 53,452           $893
                                                 --------           ----
UNDISTRIBUTED NET INVESTMENT INCOME
  AT END OF PERIOD                               $     (b)          $  (b)
                                                 ======             =====


(a)  The Fund commenced investment operations on December 17, 1998.
(b)  Rounds to less than one.

12  See notes to financial statements.

--------------------------------------------------------------------------------
STEIN ROE ADVISOR FLOATING RATE FUND--NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
February 29, 2000 (Unaudited)

NOTE 1. INTERIM FINANCIAL STATEMENTS

In the opinion of the Administrator of Stein Roe Advisor Floating Rate Fund, formerly Stein Roe Floating Rate Income Fund (the Fund), a series of Stein Roe Advisor Investment Trust, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at February 29, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ORGANIZATION

The Fund is a non-diversified, closed-end management investment company organized as a Massachusetts business trust. The Fund invests all of its investable assets in Stein Roe Floating Rate Limited Liability Company (the "Portfolio"), which seeks to provide a high-level of current income, consistent with preservation of capital.

The Portfolio is a non-diversified, closed-end management investment company organized as a Delaware limited liability company. The Portfolio commenced operations December 17, 1998. At commencement, the Fund contributed $100,000 in cash in exchange for beneficial ownership of the Portfolio. At December 17, 1998, Stein Roe Institutional Floating Rate Fund contributed cash of $100,000. The Portfolio allocates income, expenses, realized and unrealized gains and losses to each investor on a daily basis, based on their respective percentage of ownership. At February 29, 2000, Stein Roe Advisor Floating Rate Fund and Stein Roe Institutional Floating Rate Income Fund owned 22.1% and 77.9%, respectively, of the Portfolio.

NOTE 3. SIGNIFICANT ACCOUNTING POLICIES

The following summarizes the significant accounting policies of the Fund and Portfolio. These policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

SECURITY VALUATIONS

All securities are valued as of February 29, 2000, the last business day of the period. The value of the Portfolio is determined in accordance with guidelines established, and periodically reviewed, by the Board of Trustees. Senior Loans are generally valued using market prices or quotations provided by banks, dealers or pricing services with respect to secondary market transactions. In the absence of actual market values, Senior Loans will be valued by Stein Roe and Farnham Incorporated (the Advisor), an indirect, wholly-owned subsidiary of Liberty Financial Companies, Inc. ("Liberty"), on behalf of the Portfolio at fair value, which is intended to approximate market value. In determining fair value, the Advisor will consider on an ongoing basis, among other factors, (i) the creditworthiness of the Borrower; (ii) the current interest rate, the interest rate redetermination period, and maturity of such Senior Loan interests; and (iii) recent prices in the market for instruments of similar quality, rate and interest rate redetermination period and maturity. Because of uncertainty inherent in the valuation process, the estimated value of a Senior Loan interest may differ significantly from the value that would have been used had there been market activity for that Senior Loan interest. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Facility fees received are treated as ordinary income. Market premiums and discounts are amortized over the estimated life of each applicable security. Realized gains and losses from investment transactions are reported on an identified cost basis.

FEDERAL INCOME TAXES

No provision is made for federal income taxes since (a) the Fund elects to be taxed as a "regulated investment company" and make distributions to its shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service.

DISTRIBUTIONS TO SHAREHOLDERS

Income dividends are declared and recorded each business day and are paid monthly. Capital gains, if any, are declared and paid annually, which are recorded on the ex-dividend date. Dividends are determined in accordance with income tax principles, which may treat certain transactions differently than accepted accounting principles. Distributions in excess of tax basis earnings are reported in the financial statements as a return of capital. Permanent differences in the recognition or classification of income between the financial statements and tax earnings are reclassified to paid-in capital.

--------------------------------------------------------------------------------
STEIN ROE ADVISOR FLOATING RATE FUND--NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------
February 29, 2000 (Unaudited)


NOTE 4. TRUSTEES' FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio pays a monthly management fee and the Fund pays a monthly administrative fee to the Advisor for its services as investment advisor and manager, respectively.

The management fee for the Portfolio is computed at an annual rate of .45 of 1 percent. The administrative fee for the Fund is computed at an annual rate of
 .20 of 1 percent. The Advisor has agreed to reimburse the Fund to the extent that it's annual expenses exceeded 1.15 percent of average daily net assets.

The Advisor also provides fund accounting services for the period ended February 29, 2000, the Fund and Portfolio incurred charges of $13 and $14, respectively.

Transfer agent fees are paid to SteinRoe Services, Inc. (SSI), a direct, wholly-owned subsidiary of Liberty. SSI has entered into an agreement with Liberty Funds Services, Inc., an indirect, wholly-owned subsidiary of Liberty to act as subtransfer agent for the Fund.

Certain officers and trustees of the Fund are also officers of the Advisor. The compensation of trustees not affiliated with the Advisor for the Fund and the Portfolio for the period ended February 29, 2000, was $9 and $8, respectively. No remuneration was paid to any other trustee or officer of the Fund.

NOTE 5. INVESTMENT TRANSACTIONS

The Portfolio's aggregate cost of purchases and proceeds from sales other than short-term obligations for the period ended February 29, 2000 were $86,795,222 and $21,589,424, respectively.

NOTE 6. TENDER OF SHARES

The Board of Trustees currently intends, each calendar quarter, to consider the Fund to make tender offers for a portion of its then outstanding common shares at the net asset value of the common shares at that time. The Tender Offer Amount will be at least 5% and no more than 25% of the total number of shares outstanding. During the six months ended February 29, 2000, Class B, Class C and Class Z were tendered at $10.05 for 10, 6 and 89, to 3 shares, respectively.

NOTE 7. SENIOR LOAN PARTICIPATION COMMITMENTS

The Fund invests primarily in participations, assignment, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to United States corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the Borrower, Selling Participant or other persons interpositioned between the Fund and the Borrower.

At February 29, 2000 the following sets forth the selling participants with respect to interests in Senior Loans purchased by the Fund on a participation basis.

                                       Principal
                                         Amount          Value
Selling Participant                      (000)           (000)
---------------------------------------------------------------------
Goldman Sachs Credit Partners LP         $4,710          $4,568
                                         ------          ------

--------------------------------------------------------------------------------
STEIN ROE ADVISOR FLOATING RATE LIMITED LIABILITY COMPANY--FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                     (UNAUDITED)
                                  SIX MONTHS ENDED      PERIOD ENDED
                                     FEBRUARY 29,        AUGUST 31,
                                  ----------------      -------------
                                       2000                1999 (a)
---------------------------------------------------------------------
Ratios To Average Net Assets
  Expenses                            0.51%(b)               0.96%
  Net investment income               8.80%(b)               7.59%

Portfolio turnover                      16%                   17%



(a)  The Fund commenced investment operations on December 17, 1998.
(b)  Annualized.

--------------------------------------------------------------------------------
STEIN ROE ADVISORS FLOATING RATE FUND--FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:

                                                                                                    (UNAUDITED)
                                                                                                  SIX MONTHS ENDED
                                                                                                FEBRUARY 29, 2000 (a)
                                                                               -----------------------------------------------------
                                                                                CLASS A        CLASS B        CLASS C       CLASS Z
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                            $10.050       $10.050         $10.050       $10.070
                                                                                -------       -------         -------       -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                           0.269         0.245           0.239         0.407
  Net realized and unrealized losses on investments                              (0.010)       (0.010)         (0.010)       (0.030)
                                                                                -------       -------         -------       -------
    Total from investment operations                                              0.260         0.240           0.230         0.380
                                                                                -------       -------         -------       -------
DISTRIBUTIONS
  Net investment income                                                          (0.269)       (0.245)         (0.239)       (0.407)
                                                                                -------       -------         -------       -------
NET ASSET VALUE, END OF PERIOD                                                  $10.040       $10.040         $10.040       $10.040
                                                                                =======       =======         =======       =======

Ratio of net expenses to average net assets(b)(d)                                 1.15%         1.50%           1.70%         0.80%
Ratio of net investment income to average net assets(c)(d)                        7.59%         7.24%           7.04%         7.94%
Total return (e)                                                                  3.65%         3.41%           3.35%         3.81%
Net assets, end of period(000's)                                                $15,927       $17,312         $14,937       $ 5,276


(a)  Class A, Class B and Class C commenced operations on November 1, 1999.
(b) If the Fund had paid all of its expenses and there had been no reimbursement of expenses by the investment Advisor, this ratio would have been 1.72%.
(c) Computed giving effect to the investment Advisor's expense limitation undertaking.
(d)  Annualized.
(e)  Not annualized and without sales charge.

                                                                                                              PERIOD ENDED
                                                                                                                AUGUST 31,
                                                                                                                 1999(a)
                                                                                                              ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                            $10.000
                                                                                                                -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                                                           0.470
  Net realized and unrealized gain on investments allocated from SR Floating Rate LLC Portfolio                   0.070
                                                                                                                -------
  Total from investment operations                                                                                0.540
                                                                                                                -------
DISTRIBUTIONS
  Net investment income                                                                                          (0.470)
  In excess of net investment income                                                                                 (b)
                                                                                                                -------
  Total distributions                                                                                            (0.470)
                                                                                                                -------
NET ASSET VALUE, END OF PERIOD                                                                                  $10.070
                                                                                                                =======
Ratio of net expenses to average net assets(c)(e)                                                                 1.30%
Ratio of net investment income to average net assets(d)(e)                                                        7.10%
Total return (f)                                                                                                  5.43%
Net assets, end of period(000's)                                                                                $   893

(a)  The Fund commenced investment operations on December 17, 1998.
(b)  Rounds to less than 0.01%.
(c) If the Fund had paid all of its expenses and there had been no reimbursement of expenses by the investment Advisor, this ratio would have been 56.79%.
(d) Computed giving effect to the investment Advisor's expense limitation undertaking.
(e)  Annualized.
(f)  Not annualized.

--------------------------------------------------------------------------------
STEIN ROE ADVISOR FLOATING RATE ADVANTAGE FUND--INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
February 29, 2000 (Unaudited)
(In thousands)

VARIABLE RATE SENIOR LOAN
INTERESTS(a)(b)(c) - 100.0%                                Par         Value
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 3.2%
Decrane Aircraft Holdings Inc.,
  Term C    04/23/06                                     $1,000       $ 1,004
                                                                      -------
BANKING - 3.2%
Sovereign Bancorp,
  Term        11/14/03                                    1,000         1,005
                                                                      -------
BEVERAGE, FOOD AND TOBACCO - 3.2%
American Seafoods Holdings,
  Term B    12/31/05                                      1,000         1,007
                                                                      -------
Building & Real Estate - 3.1%
Prison Realty Trust,
  Term B    12/31/02                                      1,000         1,000
                                                                      -------
CARGO TRANSPORT - 6.3%
Kansas City Southern Railway,
  Term B    12/31/06                                      1,000         1,005
Railamerica Inc.,
  Term B    12/31/06                                      1,000         1,006
                                                                      -------
                                                                        2,011
                                                                      -------
CHEMICALS, PLASTICS AND RUBBER - 7.3%
Huntsman Chemicals:
  Term B    06/30/07                                      1,913         1,928
  Term C    06/30/08                                        387           389
                                                                      -------
                                                                        2,317
                                                                      -------
DIVERSIFIED MANUFACTURING - 3.2%
Superior Telecom Inc.,
  Term B    11/27/05                                      1,000         1,005
                                                                      -------
ECOLOGICAL - 9.1%
Allied Waste:
  Term B    07/23/06                                      1,364         1,317
  Term C    07/23/07                                      1,636         1,580
                                                                      -------
                                                                        2,897
                                                                      -------
FINANCE - 7.8%
Outsourcing Solutions Inc.,
  Term B    05/31/06                                      2,494         2,499
                                                                      -------
Grocery - 3.2%
Big V Supermarkets Inc. TLC,
  Term C    08/10/03                                        998         1,004
Health, Education and Childcare - 3.2%
Vanguard Health Systems Inc.,
  Term B    02/01/06                                      1,000         1,003
                                                                      -------
LEISURE/AMUSEMENT/MOTION PICTURE/ENTERTAINMENT - 5.8%
AMF Group:
  Axel A    03/31/03                                      1,156         1,073
  Axel B    03/31/04                                        844           782
                                                                      -------
                                                                        1,855
                                                                      -------
MINING/STEEL/IRON/METALS - 3.2%
Ispat Inland Inc.:
  Term B    07/16/05                                        500           502
  Term C    07/16/06                                        500           502
                                                                      -------
                                                                        1,004
                                                                      -------
PERSONAL AND NON DURABLE GOODS - 6.3%
Weight Watchers International,
  Term B-109/29/06                                       $2,000       $ 2,007
                                                                      -------
PRINTING, PUBLISHING AND BROADCASTING - 6.3%
Merrill Corp.,
  Term B    11/30/07                                        998         1,001
Weekly Reader Inc.,
  Term B    11/30/06                                      1,000         1,009
                                                                      -------
                                                                        2,010
                                                                      -------
RETAIL STORES - 3.0%
Duane Reade,
  Term B    02/15/05                                        980           979
                                                                      -------
TELECOMMUNICATIONS - CELLULAR - 13.1%
Centennial Puerto Rico Op Co.,
  Term B-205/31/07                                          500           503
Dobson Operating Co.,
  Term B    12/31/07                                      1,125         1,134
Nextel Partners,
  Term B    01/29/08                                      2,000         2,021
PCS Holdings Omnipoint Financial,
  Term        02/25/09                                      500           504
                                                                      -------
                                                                        4,162
                                                                      -------
TELECOMMUNICATIONS EQUIPMENT - 3.2%
American Towers,
  Term B    12/31/07                                      1,000         1,009
                                                                      -------
TELECOMMUNICATIONS SERVICES - 6.3%
Cincinnati Bell Inc.:
  Term B-1111/02/06                                         444           448
  Term B-111/02/06                                          556           560
Nextlink Communications,
  Term B    10/31/05                                      1,000         1,011
                                                                      -------
                                                                        2,019
                                                                      -------
TOTAL VARIABLE RATE SENIOR
  LOAN INTERESTS (cost of $31,747)(d)                                  31,797
                                                                      -------
SHORT-TERM OBLIGATIONS
Dow Chemical Corp.,
  5.820%    03/01/00                                      1,000         1,000
Fortune Brands,
  5.830%    03/01/00                                        470           470
                                                                      -------
TOTAL SHORT-TERM OBLIGATIONS                                            1,470
                                                                      -------
OTHER ASSETS & LIABILITIES, NET                                        (6,636)
                                                                      -------
NET ASSETS                                                            $26,631
                                                                      =======

--------------------------------------------------------------------------------
STEIN ROE ADVISOR FLOATING RATE ADVANTAGE FUND--INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
February 29, 2000 (Unaudited)
(In thousands)

NOTES TO INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
(a) Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown. Although the Fund is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Fund estimates that the actual average maturity of the Senior Loans held will be approximately 18-24 months.

(b) Senior Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ('LIBOR') and (iii) the certificate of deposit rate. Senior loans are generally considered to be restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(c) Industry classification percentages are based on total investments. Total investments represent 119.4% of the Fund's net assets.

(d)  Cost for federal income tax purposes is the same.


18   See notes to financial statements.

--------------------------------------------------------------------------------
STEIN ROE ADVISOR FLOATING RATE ADVANTAGE FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

February 29, 2000 (Unaudited)
(In thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $31,747)                             $31,797
Short-term obligations                                            1,470
                                                                -------
                                                                 33,267
Receivable for:
  Fund shares sold                               $ 359
  Expense reimbursement due
    from Advisor/Administrator                      10
  Securities Loaned Interest                       253              622
                                                 -----          -------
    Total Assets                                                 33,889

LIABILITIES
Payable due to custodian bank                        3
Payable for:
  Deferred facility fees                            56
Accrued:
  Service fees                                       2
  Distribution fees - Class B                        2
  Distribution fees - Class C                        1
  Bookkeeping fees                                   3
  Transfer agent fee                                 5
Other                                              102
Notes payable                                    7,000
                                                 -----
  Total Liabilities                                               7,174
                                                                -------
NET ASSETS                                                      $26,715
                                                                -------
Net asset value & redemption price per share -
  Class A ($11,136/915)                                         $ 12.17(a)
                                                                -------
Maximum offering price per share -
  Class A ($12.17/.9650)                                        $ 12.61(b)
                                                                -------
Net asset value & offering price per share -
  Class B ($10,403/855)                                         $ 12.16(a)
                                                                -------
Net asset value & offering price per share -
  Class C ($2,614/215)                                          $ 12.16(a)
                                                                -------
Net asset value, offering & redemption price
  per share - Class Z ($2,562/210)                              $ 12.17
                                                                -------
COMPOSITION OF NET ASSETS
Capital paid in                                                 $26,416
Undistributed net investment income                                 249
Net unrealized appreciation                                          50
                                                                -------
                                                                $26,715
                                                                -------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)  On sales of $50,000 or more the offering price is reduced.


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Period Ended February 29, 2000 (Unaudited) (a)
(In thousands)

INVESTMENT INCOME
Interest                                                            $283
Fee income                                                             2
                                                                    ----
                                                                     285
EXPENSES
Management fee                                      13
Administration fee                                   6
Service fee - Class A, Class B, Class C              6
Distribution fee - Class A                           1
Distribution fee - Class B                           5
Distribution fee - Class C                           2
Transfer agent fee                                   5
Bookkeeping fee                                      3
Audit fee                                            1
Other                                                1
                                                    --
                                                    45
Fees and expenses waived or borne
  by the Advisor/Administrator                     (29)
Interest expense                                    20
Commitment fee                                       2                36
                                                    --              ----
    Net Investment Income                                            249

NET REALIZED & UNREALIZED GAIN
ON PORTFOLIO POSITIONS
Net Change in Unrealized Appreciation/Depreciation                    50
                                                                    ----
Increase in Net Assets from Operations                              $299
                                                                    ----

(a)  The Fund commenced investment operations on January 13, 2000.

See notes to financial statements.

--------------------------------------------------------------------------------
STEIN ROE ADVISOR FLOATING RATE ADVANTAGE FUND--STATEMENT OF CHANGES IN NET
ASSETS
--------------------------------------------------------------------------------

                                                                             (UNAUDITED)
                                                                             PERIOD ENDED
                                                                             FEBRUARY 29
INCREASE (DECREASE) IN NET ASSETS                                              2000 (a)
------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                          $   249
Net change in unrealized appreciation/depreciation                                  50
                                                                               -------
  Net Increase from Operations                                                     299
                                                                               -------
FUND SHARE TRANSACTIONS:
Receipts for shares sold -- Class A                                             11,018
Receipts for shares sold -- Class B                                             10,293
Receipts for shares sold -- Class C                                              2,580
Receipts for shares sold -- Class Z                                              2,525
                                                                               -------
  Net Increase from Fund Share Transactions                                     26,416
                                                                               -------
  Total Increase                                                                26,715

NET ASSETS
Beginning of period                                                                 --
                                                                               -------
End of period (including undistributed net investment income of $249)          $26,715
                                                                               =======
NUMBER OF FUND SHARES
Sold -- Class A                                                                    915
                                                                               -------
Sold -- Class B                                                                    855
                                                                               -------
Sold -- Class C                                                                    215
                                                                               -------
Sold -- Class Z                                                                    210
                                                                               -------


(a)  The Fund commenced investment operations on January 13, 2000.


20   See notes to financial statements.

--------------------------------------------------------------------------------
STEIN ROE ADVISOR FLOATING RATE ADVANTAGE FUND--NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
February 29, 2000 (Unaudited)

NOTE 1. INTERIM FINANCIAL STATEMENTS

In the opinion of management of Liberty-Stein Roe Advisor Floating Rate Advantage Fund (the Fund), the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at February 29, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the period then ended.

NOTE 2. ACCOUNTING POLICIES

ORGANIZATION

The Fund is a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Fund's investment objective is to provide a high level of current income, consistent with preservation of capital. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS

Senior loans are generally valued using market prices or an independent third-party pricing service. In the absence of actual market values, or if Stein Roe & Farham Inc. (the Advisor) believes that a value provided by a third-party pricing service does not represent a fair value, Senior Loans will be valued by the Advisor, an indirect, wholly-owned subsidiary of Liberty Financial Companies, Inc. (Liberty), at fair value, which is intended to approximate market value. In determining fair value, the Advisor will consider on an ongoing basis, among other factors, (i) the creditworthiness of the Borrower; (ii) the current interest rate, the interest rate redetermination period and maturity of such Senior Loan interests; and (iii) recent prices in the market for instruments of similar quality, rate and interest rate redetermination period and maturity. Because of uncertainty inherent in the valuation process, the estimated value of a Senior Loan interest may differ significantly from the value that would have been used had there been market activity for that Senior Loan interest.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS

All income, expenses (other than the Class A, Class B and Class C service fees and Class B and Class C distribution fees), realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service fee per share applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM

Interest income is recorded on the accrual basis. Facility fees received are treated as ordinary income. Market premiums and discounts are amortized over the estimated life of each applicable security.

DISTRIBUTIONS TO SHAREHOLDERS

Effective March 1, 2000, the Fund will declare and record distributions daily and pay monthly.

The amount and character of income and gains to be

--------------------------------------------------------------------------------
STEIN ROE ADVISOR FLOATING RATE ADVANTAGE FUND--NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
February 29, 2000 (Unaudited)

distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE

Stein Roe & Farnham, Inc. (the Advisor), is the investment Advisor of the Fund and receives a monthly fee equal to 0.45% annually of the Fund's average net assets. The Advisor has agreed to waive the entire management fee until April 1, 2000.

ADMINISTRATION FEE

Colonial Management Associates, Inc. (the Administrator), an affiliate of the Advisor, provides accounting and other services for a monthly fee equal to 0.20% annually of the Fund's average net assets. The Administrator has agreed to waive the entire administration fee until April 1, 2000.

BOOKKEEPING FEE

The Administrator provides bookkeeping and pricing services for a monthly fee equal to $27,000 annually plus 0.035% annually of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE

Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Administrator, provides shareholder services for a monthly fee comprised of 0.07% annually of average net assets plus charges based on the number of shareholder accounts and transactions and receives reimbursement for certain out of pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES

Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Administrator is the Fund's principal underwriter. For the period ended February 29, 2000, the Fund has been advised that the Distributor retained no net underwriting discounts on sales of the Fund's Class A shares and received no contingent deferred sales charges (CDSC) on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually on Class A, Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.10%, 0.45% and 0.60% annually of the average net assets attributable to Class A, Class B and Class C shares, respectively.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS

The Advisor/Administrator have agreed, until April 30, 2000 notice, to waive all fees and bear all Fund expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, commitment fees, taxes and extraordinary expenses, if any).

OTHER

The Fund pays no compensation to its officers, all of whom are employees of the Advisor or Administrator.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY

During the period ended February 29, 2000, purchases and sales of investments, other than short-term obligations, were $30,628,358 and $5,000, respectively.

Unrealized appreciation (depreciation) at February 29, 2000, based on cost of investments for both financial statement and federal income tax purposes was:

    Gross unrealized appreciation                       $97,448
    Gross unrealized depreciation                       (47,612)
                                                        -------
    Net unrealized appreciation                         $49,836
                                                        =======

OTHER

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5. TENDER OF SHARES

The Board of Trustees currently intends, each calendar quarter, to consider the the Fund to make tender offers for a portion of its then outstanding shares at the net asset value of the shares at that time. The Tender Offer amount will be at least 5% and no more than 25% of the total number of shares outstanding. During the period ended February 29, 2000, there were no tender offers.

NOTE 6. SENIOR LOAN PARTICIPATION COMMITMENTS

The Fund invests primarily in participations and assignments or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to United States corporations, partnerships and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the Borrower, Selling Participant or other persons interpositioned between the

--------------------------------------------------------------------------------
STEIN ROE ADVISOR FLOATING RATE ADVANTAGE FUND--NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
February 29, 2000 (Unaudited)


Fund and the Borrower. During the period ended February 29, 2000, there were no Senior Loan Participation Commitments.

NOTE 7. LINE OF CREDIT

The Fund may borrow up to 33 1/3% of its assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal Notes to Financial Statements/February 29, 2000 funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the period ended February 29, 2000.

NOTE 8. OTHER RELATED PARTY TRANSACTIONS

At February 29, 2000, the Fund had one shareholder, Liberty Financial Companies, Inc., who owned greater than 5% of the Fund's shares outstanding.

--------------------------------------------------------------------------------
STEIN ROE ADVISOR FLOATING RATE ADVANTAGE FUND--FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout the period is as follows:

                                                                                                  (UNAUDITED)
                                                                                       PERIOD ENDED FEBRUARY 29, 2000 (b)
                                                                             -------------------------------------------------------
                                                                               CLASS A      CLASS B         CLASS C        CLASS Z
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $12.000        $12.000        $12.000       $12.000
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                                                       0.009          0.009          0.009         0.009
Net realized and unrealized gain                                                0.161          0.151          0.151         0.161
                                                                              -------        -------        -------       -------
  Total from Investment Operations                                              0.170          0.160          0.160         0.170
                                                                              -------        -------        -------       -------
NET ASSET VALUE, END OF PERIOD                                                $12.170        $12.160        $12.160       $12.170
                                                                              -------        -------        -------       -------
Total return (c) (d) (e)                                                        1.42%          1.33%          1.33%         1.42%
                                                                              -------        -------        -------       -------
RATIOS TO AVERAGE NET ASSETS
Operating expenses (f) (g)                                                      0.35%          0.70%          0.85%         0.00%
Securities lending interest and commitment fees expenses (g)                    0.75%          0.75%          0.75%         0.75%
Total expenses (f) (g)                                                          1.10%          1.45%          1.60%         0.75%
Net investment income (f) (g)                                                   8.81%          8.46%          8.31%         9.16%
Fees and expenses waived or borne by the Advisor/Administrator (f) (g)          0.35%          0.35%          0.35%         0.35%
Portfolio turnover (e)                                                             --             --             --            --
Net assets at end of period (000's)                                           $11,136        $10,403        $ 2,614       $ 2.562

(a) Net of fees and expenses waived or borne by the Advisor/Administrator
    which amounted to:                                                        $ 0.006        $ 0.006        $ 0.006       $ 0.006
(b) The Fund commenced investment operations on January 13, 2000.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g) Annualized.

TRUSTEES & TRANSFER AGENT

--------------------------------------------------------------------------------
TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

JOHN V. CARBERRY
Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Development Capital, LLC (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

THOMAS E. STITZEL
Professor of Finance, College of Business, Boise State University; Business Consultant and Author

ROBERT L. SULLIVAN
Retired Partner, KPMG LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

--------------------------------------------------------------------------------

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Stein Roe Advisor Floating Rate Funds are:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611

The Funds mail one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Stein Roe Advisor Floating Rate Funds. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Distributor, Inc. Performance Update.

SEMIANNUAL REPORT:
STEIN ROE ADVISOR FLOATING RATE FUNDS

Liberty offers the independent thinking and collective strength of six financial specialists. Our distinguished product line helps financial advisors and their clients build diversified investment portfolios for long-term financial goals.


--------------------------------------------------------------------------------
                                 LIBERTY FUNDS
--------------------------------------------------------------------------------

ALL-STAR     INSTITUTIONAL MONEY MANAGEMENT APPROACH FOR INDIVIDUAL INVESTORS.
--------------------------------------------------------------------------------
COLONIAL     FIXED INCOME AND VALUE STYLE EQUITY INVESTING.
--------------------------------------------------------------------------------
CRABBE       A CONTRARIAN APPROACH TO FIXED INCOME AND EQUITY INVESTING.
HUSON
--------------------------------------------------------------------------------
NEWPORT      A LEADER IN INTERNATIONAL INVESTING.(SM)
--------------------------------------------------------------------------------
STEIN ROE    SOLUTIONS FOR GROWTH AND INCOME INVESTING.
ADVISOR
--------------------------------------------------------------------------------
[KEYPORT     A LEADING PROVIDER OF INNOVATIVE ANNUITY PRODUCTS.
LOGO]
--------------------------------------------------------------------------------

Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.

BEFORE YOU INVEST, CONSULT YOUR FINANCIAL ADVISOR.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.


--------------------------------------------------------------------------------
STEIN ROE ADVISOR FLOATING RATEFUNDS                       SEMIANNUAL REPORT
--------------------------------------------------------------------------------

                     [L I B E R T Y
                               F U N D S  LOGO]

ALL-STAR * COLONIAL * CRABBE HUSON * NEWPORT * STEIN ROE ADVISOR

     Liberty Funds Distributor, Inc. (C)2000
     One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
     www.libertyfunds.com

                                                     -----------------
                                                          BULK RATE
                                                        U.S. POSTAGE
                                                           PAID
                                                       HOLLISTON, MA
                                                       PERMIT NO. 20
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